Note Payable - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended		91 Months Ended	94 Months Ended		12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Dec. 31, 2013	Apr. 19, 2013	Sep. 30, 2013 Warrant	Sep. 30, 2013 Massachusetts Life Sciences Center	Sep. 30, 2013 Massachusetts Life Sciences Center
Note Payable [Line Items]
Subordinated Debt									$ 1,000,000	$ 1,000,000
Debt Instrument, Payment Terms										The loan bears interest at a rate of 10% per annum, and will become fully due and payable on the earlier of (i) September 30, 2018, (ii) the occurrence of an event of default under the MLSC Loan Agreement, or (iii) the completion of a sale of substantially all of our assets, a change-of-control transaction or one or more financing transactions in which we receive net proceeds of $5,000,000 or more in a 12-month period.
Warrants Issued To Purchase Of Common Stock									145,985	145,985
Class of Warrant or Right, Exercise Price of Warrants or Rights							0.75		0.27	0.27
Class Of Warrant Or Right Expiration Date									Sep. 30, 2023	Sep. 30, 2023
Notes Payable, Total			944,707		944,707
Adjustments to Additional Paid in Capital, Warrant Issued			55,293
Fair Value Assumptions, Risk Free Interest Rate								2.64%
Fair Value Assumptions, Expected Dividend Rate								0.00%
Fair Value Assumptions, Expected Term								10 years
Fair Value Assumptions, Expected Volatility Rate								114.00%
Interest Expense, Total	$ 27,765	$ 42,981	$ 108,879	$ 156,865	$ 588,597	$ 616,361